Net Income (Loss) per Share - Computation of basic and diluted net loss per share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Numerator:
Net Income (Loss)	¥ 41,303	¥ (97,080)	¥ (25,798)
Denominator:
Weighted-average common shares outstanding used to compute net income (loss) per share	20,004,000	20,004,000	20,004,000
Basic net income (loss) per share	¥ 2.06	¥ (4.85)	¥ (1.29)
Numerator:
Net Income (Loss)	¥ 41,303	¥ (97,080)	¥ (25,798)
Denominator:
Weighted-average common shares outstanding used to compute net income (loss) per share	20,004,000	20,004,000	20,004,000
Dilutive securities issuable - Stock option plans	1,218,348
Total weighted-average diluted shares outstanding	21,222,348	20,004,000	20,004,000
Diluted net income (loss) per share	¥ 1.95	¥ (4.85)	¥ (1.29)